SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cost of Revenue (Details) - Cost of Revenue - Vendor concentration	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Number of vendors	4	1
Vendor One
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	21.00%
Vendor Two
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%
Vendor Three
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%
Vendor Four
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%